Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2022	$ 1,000	$ 609,601	$ 370,683	$ 12,740,983	$ (247,574)	$ 13,474,693
Balance (in Shares) at Dec. 31, 2022	10,000,000
Net income (loss)				864,722		864,722
Initial public offering	$ 206	8,249,794				8,250,000
Initial public offering (in Shares)	2,062,500
Initial public offering costs		(1,967,388)				(1,967,388)
Underwriter’s option exercised	$ 31	1,237,469				1,237,500
Underwriter’s option exercised (in Shares)	309,375
Exercise costs		(92,813)				(92,813)
Surrender of shares	$ (13)	13
Surrender of shares (in Shares)	(133,125)
Foreign currency translation income (loss)					(659,161)	(659,161)
Balance at Dec. 31, 2023	$ 1,224	8,036,676	370,683	13,605,705	(906,735)	21,107,553
Balance (in Shares) at Dec. 31, 2023	12,238,750
Net income (loss)				(1,881,635)		(1,881,635)
Share-based compensation	$ 120	1,967,880				1,968,000
Share-based compensation (in Shares)	1,200,000
Private placement	$ 6,000	32,994,000				33,000,000
Private placement (in Shares)	60,000,000
Foreign currency translation income (loss)					(700,623)	(700,623)
Balance at Dec. 31, 2024	$ 7,344	42,998,556	370,683	11,724,070	(1,607,358)	$ 53,493,295
Balance (in Shares) at Dec. 31, 2024	73,438,750					73,438,750
Net income (loss)				1,942,840		$ 1,942,840
Foreign currency translation income (loss)					2,395,988	2,395,988
Balance at Dec. 31, 2025	$ 7,344	$ 42,998,556	$ 370,683	$ 13,666,910	$ 788,630	$ 57,832,123
Balance (in Shares) at Dec. 31, 2025	73,438,750					73,438,750